AMG River Road Focused Absolute Value Fund
Schedule of Portfolio Investments (unaudited)
January 31, 2020

	Shares	Value		Shares	Value
Common Stocks - 98.1%			Premier, Inc., Class A*,1	188,890	$6,567,706
Communication Services - 24.1%			UnitedHealth Group, Inc.	23,994	6,537,165
Comcast Corp., Class A	206,435	$8,915,928	Total Health Care		17,503,391
Discovery, Inc. , Class C*	278,427	7,731,918	Industrials - 5.8%
GCI Liberty, Inc. , Class A *	107,778	7,887,194	Air Transport Services Group, Inc. *	171,826	3,603,191
Liberty Broadband Corp., Class C *	45,708	6,075,964	Cubic Corp.	50,478	3,295,709
Liberty Latin America, Ltd., Class C *,1	246,540	4,154,199	GrafTech International, Ltd. [1]	327,878	3,518,131
Liberty Media Corp.-Liberty SiriusXM, Class C *	119,398	5,852,890	Total Industrials		10,417,031
Yelp, Inc.*	74,002	2,412,465	Information Technology - 9.1%
Total Communication Services		43,030,558	CDK Global, Inc.	92,948	4,989,449
Consumer Discretionary - 8.9%			NCR Corp.*,1	153,713	5,183,202
Cie Financiere Richemont, S.A., ADR (Switzerland)	608,546	4,413,175	Sabre Corp.	279,958	6,030,295
Expedia Group, Inc.	63,915	6,931,582	Total Information Technology		16,202,946
LKQ Corp.*	140,492	4,591,981	Utilities - 2.4%
Total Consumer Discretionary		15,936,738	AES Corp.	212,771	4,225,632
Consumer Staples - 6.5%			Total Common Stocks
			(Cost $164,019,646)		175,203,010
Hostess Brands, Inc. *	559,500	7,508,490
			Short-Term Investments - 1.7%
Walgreens Boots Alliance, Inc.	79,302	4,032,507
			Other Investment Companies - 1.7%
Total Consumer Staples		11,540,997
			Dreyfus Government Cash Management Fund,
Energy - 9.8%			Institutional Shares, 1.49% [2]	1,003,286	1,003,286
Enterprise Products Partners LP, MLP	150,012	3,865,809	Dreyfus Institutional Preferred Government
Kinder Morgan, Inc.	347,216	7,246,398	Money Market Fund, Institutional Shares,
			1.52% [2]	1,003,285	1,003,285
Marathon Petroleum Corp.	117,063	6,379,934
Total Energy		17,492,141	JPMorgan U.S. Government Money Market Fund,
			IM Shares, 1.52% [2]	1,033,688	1,033,688
Financials - 21.7%
			Total Short-Term Investments
Berkshire Hathaway, Inc., Class B *	61,980	13,910,172
			(Cost $3,040,259)		3,040,259
Brookfield Asset Management, Inc.,			Total Investments - 99.8%
Class A (Canada)	110,099	6,739,160	(Cost $167,059,905)		178,243,269
The Progressive Corp.	103,670	8,365,132	Other Assets, less Liabilities - 0.2%		337,215
Truist Financial Corp.	116,690	6,017,703	Net Assets - 100.0%		$178,580,484
U. S. Bancorp	71,804	3,821,409
Total Financials		38,853,576
Health Care - 9.8%
McKesson Corp.	30,843	4,398,520

* Non-income producing security.	ADR	American Depositary Receipt
[1] Some of these securities, amounting to $12,837,049 or 7.2% of net assets, were out on	MLP	Master Limited Partnership
loan to various borrowers and are collateralized by various U. S. Treasury Obligations.
See below for more information.
[2] Yield shown represents the January 31, 2020, seven day average yield, which refers to the sum of the previous seven days' dividends paid, expressed as an annual percentage.

AMG River Road Focused Absolute Value Fund
Schedule of Portfolio Investments (continued)

The following table summarizes the inputs used to value the Fund's investments by the fair value hierarchy levels as of January 31, 2020:
	Level 1	Level 2	Level 3	Total
Investments in Securities
Common Stocks †	$175,203,010	—	—	$175,203,010
Short-Term Investments
Other Investment Companies	3,040,259	—	—	3,040,259
Total Investments in Securities	$178,243,269	—	—	$178,243,269

† All common stocks held in the Fund are Level 1 securities. For a detailed breakout of common stocks by major industry classification, please refer to the Fund's Schedule of Portfolio
Investments.

For the period ended January 31, 2020, there were no transfers in or out of Level 3.

The Fund participates in the securities lending program offered by The Bank of New York Mellon providing for the lending of securities to qualified brokers. The value of securities loaned on positions held, cash and securities collateral received at January 31, 2020, were as follows:

	Cash	Securities	Total
Securities	Collateral	Collateral	Collateral
Loaned	Received	Received	Received
$12,837,049	—	$13,327,496	$13,327,496

The following table summarizes the securities received as collateral for securities lending at January 31, 2020:
Collateral		Coupon	Maturity
Type		Range	Date Range
U. S. Treasury Obligations		0.000%-6.625%	02/20/20-02/15/49

For additional information about significant accounting policies, including valuation of investments, refer to the Fund’s most recent semi or annual report.

2